Operating Segments - Schedule of Operating Segments (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Other smaller operating segments and corporate adjustments [member]
Disclosure of operating segments [line items]
Tax-exempt income	$ 473	$ 375
Net income from investments in associated corporations	(188)	(60)
Canadian banking [member]
Disclosure of operating segments [line items]
Net income from investments in associated corporations	71	64
International banking [member]
Disclosure of operating segments [line items]
Net income from investments in associated corporations	251	250
Global Wealth Management [member]
Disclosure of operating segments [line items]
Net income from investments in associated corporations	18	$ 14
Global banking and markets [member]
Disclosure of operating segments [line items]
Net income from investments in associated corporations	$ 1